EQUITY ACTIVITY - Reclassifications and Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost of sales	$ 41,625	$ 41,057	$ 46,386
SG&A expense	21,069	20,430	23,180
Other (income) and expense	145	(724)	(1,938)
Interest expense	630	468	484
Provision for income taxes (Note N)	449	2,581	4,234
Net (income) loss	(11,872)	(13,190)	(12,022)
Other comprehensive income/(loss), Before Tax Amount	472	(1,523)	(8,156)
Other comprehensive income/(loss), Tax (Expense)/Benefit	(263)	(208)	1,883
Other comprehensive income/(loss) (Note L)	209	(1,731)	(6,274)
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(1,581)	(3,252)	(7,822)
Reclassification/amortization, Net of Tax Amount	1,791	1,520	1,548
Other comprehensive income/(loss), Before Tax Amount	472	(1,523)	(8,156)
Other comprehensive income/(loss), Tax (Expense)/Benefit	(263)	(208)	1,883
Other comprehensive income/(loss) (Note L)	209	(1,731)	(6,274)
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(140)	(1,721)	(2,074)
Reclassification/amortization, Net of Tax Amount	0	0	0
Other comprehensive income/(loss), Before Tax Amount	(20)	(1,379)	(1,636)
Other comprehensive income/(loss), Tax (Expense)/Benefit	(120)	(342)	(438)
Other comprehensive income/(loss) (Note L)	(140)	(1,721)	(2,074)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(38)	(54)	(29)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	14	21	11
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(23)	(33)	(18)
Reclassification/amortization, Net of Tax Amount	21	53	3
Other comprehensive income/(loss), Before Tax Amount	(3)	32	(24)
Other comprehensive income/(loss), Tax (Expense)/Benefit	1	(12)	9
Other comprehensive income/(loss) (Note L)	(2)	20	(15)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other (income) and expense	34	86	5
Provision for income taxes (Note N)	(13)	(33)	(2)
Net (income) loss	21	53	3
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	243	618	958
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(80)	(218)	(341)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	163	399	618
Reclassification/amortization, Net of Tax Amount	56	(691)	(60)
Other comprehensive income/(loss), Before Tax Amount	345	(454)	861
Other comprehensive income/(loss), Tax (Expense)/Benefit	(126)	162	(304)
Other comprehensive income/(loss) (Note L)	219	(292)	557
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost of sales	13	(192)	15
SG&A expense	(4)	(149)	(15)
Other (income) and expense	68	(731)	(98)
Interest expense	24	0	1
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for income taxes (Note N)	(8)	57	(7)
Net (income) loss	6	(135)	9
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for income taxes (Note N)	(2)	43	6
Net (income) loss	(7)	(105)	(9)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for income taxes (Note N)	(26)	281	38
Net (income) loss	42	(451)	(60)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for income taxes (Note N)	(9)	0	0
Net (income) loss	15	0	0
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(1,581)	(1,897)	(6,348)
Reclassification/amortization, Net of Tax Amount	1,714	2,158	1,605
Other comprehensive income/(loss), Before Tax Amount	150	279	(7,357)
Other comprehensive income/(loss), Tax (Expense)/Benefit	(19)	(17)	2,615
Other comprehensive income/(loss) (Note L)	132	262	(4,742)
Retirement-Related Benefit Plans, Prior Service Costs/(Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount		6	1
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit		(2)	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount		4	1
Reclassification/amortization, Before Tax Amount	(107)	(100)	(114)
Reclassification/amortization, Tax (Expense)/Benefit	34	36	41
Reclassification/amortization, Net of Tax Amount	(74)	(65)	(73)
Retirement-Related Benefit Plans, Net Gains/(Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(2,490)	(2,963)	(9,799)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	924	1,039	3,433
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(1,566)	(1,925)	(6,366)
Reclassification/amortization, Before Tax Amount	2,764	3,304	2,531
Reclassification/amortization, Tax (Expense)/Benefit	(976)	(1,080)	(852)
Reclassification/amortization, Net of Tax Amount	1,788	2,223	1,678
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(16)	33	24
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	1	(9)	(7)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	$ (15)	$ 24	$ 17